Reconciliation of Benefit Obligation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Opening balance	$ 2.1	$ 2.6
Service costs	0.3	0.1
Contributions paid	(0.1)	(0.2)
Translation	(0.2)	(0.4)
Closing balance	$ 2.1	$ 2.1